UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2959

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Tax-Free Money Fund

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 103.5%
-----------------------------------------------------------------------------------------------------------

Arizona 2.4%
Arizona, McAllister Academic Village Revenue, Arizona State University
    Project, Series A, 2.35% *, 7/1/2045 (a)                                       3,200,000       3,200,000
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing
    Revenue, Centertree Apartments Project, Series A, AMT, 2.57% *,
    10/15/2030                                                                     1,780,000       1,780,000
                                                                                                -------------
                                                                                                   4,980,000

Arkansas 1.2%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project,
    AMT, 2.5% *, 5/1/2015, Northern Trust Co. (b)                                  2,500,000       2,500,000

California 5.6%
California, Golden State Securitization Corp., Tobacco Settlement Revenue,
    Series RR-II-R-411CE, 144A, 2.54% *, 6/1/2045                                  4,000,000       4,000,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006        2,000,000       2,023,020
California, State Department of Water Resources, Power Supply Revenue,
    Series M5J-D, 144A, 2.48% *, 5/1/2012 (a)                                        500,000         500,000
California, State Economic Recovery, Series C-6, 2.2% *, 7/1/2023, Citibank
    NA (b)                                                                         3,200,000       3,200,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%,
    6/30/2006                                                                      2,000,000       2,023,546
                                                                                               -------------
                                                                                                  11,746,566

Colorado 2.3%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series
    RR-II-6514, 144A, 2.53% *, 12/1/2024 (a)                                       1,590,000       1,590,000
Colorado, University Hospital Authority Revenue, Series B, 2.36% *,
    11/15/2035, Citibank NA (b)                                                    1,100,000       1,100,000
Summit County, CO, School District No. RE1, Series RR-II-R-6513, 144A,
    2.53% *, 12/1/2023 (a)                                                         2,100,000       2,100,000
                                                                                               -------------
                                                                                                   4,790,000

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, Winterthur Museum
    Project, 2.54% *, 9/1/2012, Wachovia Bank NA (b)                               1,000,000       1,000,000

District of Columbia 3.3%
District of Columbia, General Obligation, Series PT-2440, 144A, 2.53% *,
    6/1/2024 (a)                                                                   1,880,000       1,880,000
District of Columbia, Tax & Revenue Anticipation Notes, 3.5%, 9/30/2005            5,000,000       5,003,791
                                                                                              -------------
                                                                                                   6,883,791

Florida 7.4%
Florida, Board of Education, Lottery Revenue, Series PT-1952, 144A, 2.36%
    *, 1/1/2009 (a)                                                                2,795,000       2,795,000
Florida, State Board of Public Education, Capital Outlay 2002, Series E,
    3.0%, 6/1/2006                                                                   645,000         646,884
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver
    Schools Project, 2.55% *, 9/1/2029, Bank of America NA (b)                     2,090,000       2,090,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
    Retirement Project, 2.55% *, 11/1/2028, Bank of America NA (b)                 5,425,000       5,425,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital
    Loan Program, 2.34% *, 12/1/2015 (a)                                             200,000         200,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 2.53% *,
    4/1/2013 (a)                                                                   4,375,000       4,375,000
                                                                                               -------------
                                                                                                  15,531,884

Georgia 2.4%
Burke County, GA, Development Authority Pollution Control Revenue,
    Oglethorpe Power Corp., 2.34% *, 1/1/2022 (a)                                    700,000         700,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Prebyterian
    School, 2.52% *, 8/1/2035, Branch Banking & Trust (b)                          2,500,000       2,500,000
Greene County, GA, Development Authority Sewage Facilities Revenue, Carey
    Station WRF LLC Project, AMT, 2.54% *, 9/1/2024, Wachovia Bank NA (b)          1,940,000       1,940,000
                                                                                               -------------
                                                                                                   5,140,000

Idaho 1.9%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006                               1,000,000       1,010,960
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT,
    2.54% *, 4/1/2014, Wachovia Bank NA (b)                                        3,000,000       3,000,000
                                                                                               -------------
                                                                                                   4,010,960

Illinois 9.5%
Chicago, IL, De La Salle Institute Project, 2.46% *, 4/1/2027, Fifth Third
    Bank (b)                                                                       1,754,000       1,754,000
Du Page County, IL, Benedictine University Building Project, 2.51% *,
    7/1/2024, LaSalle Bank NA (b)                                                    600,000         600,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art
    Project, 2.4%*, 2/1/2029, Bank One NA (b)                                      1,825,000       1,825,000
Illinois, Development Finance Authority, Industrial Development Revenue,
    Heritage Tool & Manufacturing, Inc., 2.66% *, 7/1/2024, Harris Trust &
    Savings Bank (b)                                                               3,505,000       3,505,000
Illinois, Development Finance Authority, Industrial Development Revenue,
    Katlaw Tretam & Co. Project, AMT, 2.57% *, 8/1/2027, LaSalle Bank NA
    (b)                                                                            1,630,000       1,630,000
Illinois, Development Finance Authority, Regional Organization Bank
    Project, 2.6% *, 12/1/2020, Bank One NA (b)                                    1,600,000       1,600,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 2.53% *,
    11/15/2023 (a)                                                                 3,515,000       3,515,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 2.53% *, 6/15/2023               4,485,000       4,485,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die
    Project, AMT, 2.66% *, 4/1/2025, Harris Trust & Savings Bank (b)                 940,000         940,000
                                                                                               -------------
                                                                                                  19,854,000

Indiana 1.1%
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 2.53% *,
    6/1/2018 (a)                                                                   2,285,000       2,285,000

Kentucky 7.8%
Kentucky, Economic Development Finance Authority, Health Facilities
    Revenue, Easter Seal Society Project, 2.6% *, 11/1/2030, Bank One
    Kentucky NA (b)                                                                1,180,000       1,180,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central
    Kentucky, Inc. Project, 2.5% *, 7/1/2019, Bank One Kentucky NA (b)             1,945,000       1,945,000
Pendleton, KY, County Lease:
    2.65%, 11/4/2005                                                               5,000,000       5,000,000
    2.9%, 9/7/2005                                                                 7,700,000       7,700,000
Shelby County, KY, Lease Revenue, Series A, 2.34% *, 9/1/2034, US Bank NA
    (b)                                                                              500,000         500,000
                                                                                               -------------
                                                                                                  16,325,000

Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006                               2,000,000       2,020,947

Maryland 0.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village,
    2.5% *, 1/1/2034, KBC Bank NV (b)                                              1,700,000       1,700,000

Michigan 4.6%
Detroit, MI, Sewer Disposal Revenue, Series E, 2.55% *, 7/1/2031 (a)               3,000,000       3,000,000
Michigan, General Obligation, 2.2%, 10/5/2005                                      2,900,000       2,900,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 2.54%
    *, 4/20/2011                                                                   3,700,000       3,700,000
                                                                                               -------------
                                                                                                   9,600,000

Minnesota 1.9%
Elk River, MN, Independent School District No. 728, Series II-R 204, 144A,
    2.59% *, 2/1/2015 (a)                                                            200,000         200,000
Minnesota, General Obligation, Public Highway Improvements, Series R-4065,
    144A, 2.53% *, 8/1/2023                                                        3,865,000       3,865,000
                                                                                               -------------
                                                                                                   4,065,000

Missouri 0.9%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis
    Airport, AMT, 2.57% *, 3/1/2030, American National Bank & Trust (b)            2,000,000       2,000,000



Nebraska 3.5%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT:
    Series D, 2.5% *, 9/1/2034                                                     2,472,500       2,472,500
    Series E, 2.5% *, 9/1/2034                                                     4,895,000       4,895,000
                                                                                               -------------
                                                                                                   7,367,500

New Hampshire 1.9%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste
    Management of NH, Inc. Project, AMT, 2.54% *, 9/1/2012, Wachovia Bank
    NA (b)                                                                         4,000,000       4,000,000

New Jersey 7.2%
New Jersey, Economic Development Authority, Thermal Energy Facilities
    Revenue, Marina Energy LLC, Series A, AMT, 2.5% *, 9/1/2031, Wachovia
    Bank NA (b)                                                                      300,000         300,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%,
    6/23/2006                                                                      4,000,000       4,038,204
New Jersey, State Transportation Trust Fund Authority Revenue, Series
    PT-2494, 144A, 2.52% *, 12/15/2023  (a)                                        6,200,000       6,200,000
Salem County, NJ, Industrial Pollution Control, Financing Authority
    Revenue, E.I. Du Pont de Nemours and Co., 2.55% *, 3/1/2012                    4,600,000       4,600,000
                                                                                               -------------
                                                                                                  15,138,204

New York 3.5%
New York City, NY, Transitional Finance Authority, NYC Recovery, Series
    3-E, 2.31% *, 11/1/2022                                                        6,765,000       6,765,000
Port Authority of New York & New Jersey, Special Obligation Revenue,
    Versatile Structure Obligation, Series 6, AMT, 2.37% *, 12/1/2017                600,000         600,000
                                                                                               -------------
                                                                                                   7,365,000

Ohio 0.8%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
    Series A, 2.55% *, 9/1/2020, Fifth Third Bank (b)                                690,000         690,000
    Series B, 2.55% *, 9/1/2020, Fifth Third Bank (b)                              1,010,000       1,010,000
                                                                                               -------------
                                                                                                   1,700,000

Oregon 0.6%
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 2.53% *,
    10/1/2023 (a)                                                                  1,300,000       1,300,000

Pennsylvania 3.7%
Dauphin County, PA, General Authority, Education & Health Loan Program,
    2.54% *, 11/1/2017 (a)                                                         4,340,000       4,340,000
Lehigh County, PA, Industrial Development Authority, Pollution Control
    Revenue, Allegheny Electric Cooperative, 2.6% *, 10/1/2014, Rabobank
    Nederland (b)                                                                    280,000         280,000
Pennsylvania, General Obligation, Series A-15, 144A, 2.4% *, 1/1/2017 (a)          1,645,000       1,645,000
Pennsylvania, State Higher Educational Facilities Authority Revenue,
    University Properties, Student Housing, Series A, 2.51% *, 8/1/2035,
    Citizens Bank of PA (b)                                                        1,500,000       1,500,000
                                                                                               -------------
                                                                                                   7,765,000

South Carolina 0.8%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp.
    Project, AMT, 2.57% *, 5/1/2017, LaSalle National Bank (b)                     1,675,000       1,675,000

Tennessee 0.7%
Clarksville, TN, Public Building Authority Revenue, 2.33% *, 1/1/2033, Bank
    of America NA (b)                                                              1,500,000       1,500,000

Texas 15.5%
Houston, TX, Utility Systems Revenue, 2.6%, 10/5/2005                              2,500,000       2,500,000
McAllen, TX, Independant School District, Municipal Securities Trust
    Receipts, Series A, 144A, 2.53% *, 2/15/2030                                   2,000,000       2,000,000
Northside, TX, Independent School District, School Building, 2.85% *,
    6/15/2035                                                                      2,000,000       2,000,000
Plano, TX, Independent School District, Series PT-2428, 144A, 2.53% *,
    2/15/2024                                                                      5,400,000       5,400,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 144A, 2.54% *,
    8/1/2012                                                                       1,300,000       1,300,000
Texas, A&M University Revenues, Series 944, 144A, 2.53% *, 5/15/2013               1,800,000       1,800,000
Texas, Municipal Power Agency Revenue, Series L36J-D, 144A, 2.48% *,
    9/1/2011 (a)                                                                   2,000,000       2,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006                     9,100,000       9,237,940
Texas, University of Texas Revenue, 2.62%, 9/7/2005                                3,000,000       3,000,000
Waco, TX, Industrial Development Corp., Economic Development Revenue,
    Patriots Home of Texas Project, AMT, 2.55% *, 6/1/2014, US Bank NA (b)         3,200,000       3,200,000
                                                                                               -------------
                                                                                                  32,437,940

Virginia 1.7%
Loudoun County, VA, Industrial Development Authority Revenue, Howard
    Hughes         Medical, Series C, 2.4% *, 2/15/2038                              500,000         500,000
Winchester, VA, Industrial Development Authority, Residential Care Facility
    Revenue, Westminster Cantenbury, Series B, 2.52% *, 1/1/2010, Branch
    Banking & Trust (b)                                                            3,000,000       3,000,000
                                                                                               -------------
                                                                                                   3,500,000

Washington 6.1%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax
    Revenue, Series 781, 144A, 2.53% *, 11/1/2012 (a)                              2,000,000       2,000,000
Washington, General Obligation, Series C-12, 144A, 2.4% *, 1/1/2027 (a)            8,870,000       8,870,000
Washington, Port of Seattle Revenue, AMT, 2.42% *, 9/1/2035, Fortis Bank NV
    (b)                                                                            2,000,000       2,000,000
                                                                                               -------------
                                                                                                  12,870,000



West Virginia 0.1%

Randolph County, WV, Industrial Development Revenue, Allegheny Wood Products
    Project, AMT, 2.65%*, 12/1/2007, Bank One West Virginia (b)                      275,000         275,000




Multi-State 2.8%
ABN AMRO Munitops, Certificates Trust, Series 2003-32, 144A, 2.42% *,
    1/15/2012 (a)                                                                  5,900,000       5,900,000

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                            ---------------------------------
Total Investment Portfolio (Cost $ 217,226,792)                                        103.5     217,226,792
Other Assets and Liabilities, Net                                                      (3.5)      (7,440,893)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0      209,785,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.

(a) Bond is insured by one of these companies:


                                                              As a % of Total
                                                        Investment  Portfolio
------------------------------------------------------------------------------
Ambac Financial Group                                                     8.9
------------------------------------------------------------------------------
Financial Guaranty Insurance Company                                      8.7
------------------------------------------------------------------------------
Financial Security Assurance, Inc.                                        7.3
------------------------------------------------------------------------------
MBIA Corp.                                                                1.0
------------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005